Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts
As at December 31, 2016, the Company was committed to the following foreign currency forward contracts:

			Fair Value / Carrying Amount Of Asset (Liability) $	Expected Maturity
	Contract Amount in Foreign Currency	Average Forward Rate (1)		2017	2018
				$	$
Euro	13,750	0.92	(304)	14,879	—
Norwegian Kroner	610,000	8.31	(2,689)	60,677	12,719
			(2,993)	75,556	12,719
(1)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps
As at December 31, 2016, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of Asset / (Liability)	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
408,500	72,946	NIBOR	5.25%	6.88%	(26,417)	0.3
420,000 (1) (2)	70,946	NIBOR	5.75%	8.84%	(25,821)	1.9
800,000 (1) (3)	143,536	NIBOR	5.75%	7.58%	(56,272)	2.0
900,000	110,400	NIBOR	6.00%	7.72%	(3,814)	4.8
900,000	150,000	NIBOR	4.35%	6.43%	(49,655)	1.7
1,000,000	162,200	NIBOR	4.25%	7.45%	(55,286)	2.1
1,000,000	134,000	NIBOR	3.70%	5.92%	(19,900)	3.4
					(237,165)

Interest Rate Swap Agreements
As at December 31, 2016, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	2,974,274	(243,261)	5.4	3.3
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	517,629	(16,489)	4.2	3.0
U.S. Dollar-denominated interest rate swaption (3)	LIBOR	155,000	(1,525)	0.3	2.2
U.S. Dollar-denominated interest rate swaption (3)	LIBOR	155,000	31	0.3	3.3
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	(1,457)	1.1	2.0
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	1,140	1.1	3.1
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	(1,248)	1.5	1.8
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	2,112	1.5	2.9
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (6) (7)	EURIBOR	219,733	(34,295)	4.0	3.1
			(294,992)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2016, ranged from 0.3% to 4.0%.

(2)
Inception dates range from September 2017 to April 2018. Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(3)
During June 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in April 2017 to enter into an interest rate swap at a fixed rate of 3.34% with a third party, and the third party has a one-time option in April 2017 to require Teekay LNG to enter into an interest swap at a fixed rate of 2.15%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in April 2017 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(4)
During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(5)
During October 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in July 2018 to enter into an interest rate swap at a fixed rate of 2.935% with a third party, and the third party has a one-time option in July 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.83%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in July 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(6)	Principal amount reduces monthly to 70.1 million Euros ($73.7 million) by the maturity dates of the swap agreements.

(7)	Principal amount is the U.S. Dollar equivalent of 208.9 million Euros.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2016
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,340	(363)	(1,033)	(52)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	119	—	—	(2,601)	(511)
Interest rate swap agreements	212	9,841	(11,979)	(59,055)	(233,903)
Cross currency swap agreements	—	—	(3,464)	(53,124)	(180,577)
Stock purchase warrants	—	575	—	—	—
Time-charter swap agreement	875	—	(667)	—	—
	1,206	11,756	(16,473)	(115,813)	(415,043)
As at December 31, 2015

Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(338)	(777)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	80	—	—	(16,372)	(2,534)
Interest rate swap agreements	—	7,516	(18,348)	(198,196)	(154,673)
Cross currency swap agreements	—	—	(3,377)	(52,633)	(256,100)
Stock purchase warrants	—	10,328	—	—	—
	80	17,844	(21,725)	(267,539)	(414,084)

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges:

Year Ended December 31, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion
$	$	$
691	(68)	682	Interest expense
691	(68)	682

Year Ended December 31, 2015
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion
$	$	$
(65)	—	(1,050)	Interest expense
(65)	—	(1,050)
(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the gains and losses on derivatives not designated as hedging instruments in the consolidated statements of income are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Realized (losses) gains relating to:
Interest rate swap agreements	(87,320)	(108,036)	(125,424)
Interest rate swap agreement terminations	(8,140)	(10,876)	(1,319)
Foreign currency forward contracts	(11,186)	(21,607)	(4,436)
Time charter swap agreement	2,154	—	—
	(104,492)	(140,519)	(131,179)
Unrealized gains (losses) relating to:
Interest rate swap agreements	62,446	37,723	(86,045)
Foreign currency forward contracts	15,833	(418)	(16,926)
Stock purchase warrants	(9,753)	1,014	2,475
Time-charter swap agreement	875	—	—
	69,401	38,319	(100,496)
Total realized and unrealized (losses) gains on derivative instruments	(35,091)	(102,200)	(231,675)

Effect of Gains (Losses) on Cross Currency Swaps
The effect of the loss on cross currency swaps on the consolidated statements of income is as follows:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Realized losses on maturity and partial termination of cross currency swap	(41,707)	(36,155)	—
Realized losses	(38,564)	(18,973)	(3,955)
Unrealized gains (losses)	75,033	(89,178)	(167,334)
Total realized and unrealized losses on cross currency swaps	(5,238)	(144,306)	(171,289)